GENERAL	12 Months Ended
Dec. 31, 2018
Disclosure Of General Information [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	The Company is incorporated and registered in Israel. In August 2018, the Company changed its name to Anchiano Therapeutics Ltd. (the “Company”) formerly BioCancell Ltd. The official address of the Company is 1/3 High Tech-Village, Edmond J. Safra Campus, Givat Ram, Jerusalem. The Company began trading American Depositary Shares (“ADSs”), each representing five ordinary shares, no par value of the Company (the “ordinary shares”), on the Nasdaq Capital Market in Febuary 2019, while its ordinary shares have traded on the Tel Aviv Stock Exchange since 2006.

The Company wholly owns a subsidiary, Anchiano Therapeutics Israel Ltd. (formerly BioCanCell Therapeutics Israel Ltd.), which itself wholly owns a Delaware-incorporated subsidiary, Anchiano Therapeutics, Inc. (formerly BioCanCell USA, Inc.) for the purposes of operating in the United States. This subsidiary is subject to the tax laws of the State of Delaware.

On February 14, 2019, the Company closed an initial public offering of 2,652,174 ADSs, each representing five ordinary shares of the Company (in total, 13,260,870 ordinary shares), at $11.50 per ADS, resulting in gross proceeds of $30.5 million. The ADSs trade on the Nasdaq Capital Market under the symbol “ANCN.” The underwriters in the offering (Oppenheimer & Co. Inc., Ladenburg Thalmann & Co. Inc. and LifeSci Capital LLC) were granted a 30-day option to purchase up to an additional 397,826 ADSs offered by the Company to cover over-allotments, if any. Pursuant to price protection rights granted to private investors in 2018 and activated in the offering, the Company allocated an additional 8,262,800 ordinary shares (equivalent to 1,652,560 ADSs) to rights holders and adjusted their warrants to be exercisable for an additional 6,207,330 ordinary shares (equivalent to 1,241,466 ADSs).

B.	Reporting entity

(1)	The consolidated financial statements of the Company as at December 31, 2018 include those of the Company, Anchiano Therapeutics Israel Ltd. and Anchiano Therapeutics, Inc., which are wholly owned by the Company (collectively, the “Group”).

(2)	The Group is involved in research and development of drugs for treatment of cancer. The Group’s products are in the research and development stage, and therefore there is no certainty regarding the Group’s ability to complete product development, obtain regulatory approvals and achieve marketing success. The Company has incurred recurring losses from operations. Continuation of the development stages related to the planned activities depend on future events, including raising additional capital and achieving operating profits in the future. The Group is taking steps to raise the capital required for the continuation of its operations (including an initial public offering resulting in gross proceeds of $30.5 million on February 14, 2019, see Note 1A. However, as at the reporting date, there is substantial doubt as to the Group’s ability to continue operating as a going concern. As of the approval date hereof and based on the Group’s assessments, the Group’s financial resources are expected to suffice until the end of the second quarter of 2020. The financial statements do not include any measurement or presentation adjustment for assets and liabilities that would be required if the Group does not continue operating as a going concern.

C.	Definitions

In these financial statements -

(1)	The Company - Anchiano Therapeutics Ltd.

(2)	The Group - Anchiano Therapeutics Ltd. and its subsidiaries.

(3)	Subsidiaries - the Company's wholly-owned subsidiary, Anchiano Therapeutics Israel Ltd., and its wholly-owned subsidiary, Anchiano Therapeutics, Inc., the financial statements of which are fully consolidated with those of the Company and which are fully owned and controlled by the Company.

(4)	Related party - Within its meaning in International Accounting Standard (“IAS”) 24 (2009), Related Party Disclosures.

(5)	Dollars or “$” - U.S. dollars.